Expense Example {- Franklin Mutual European Fund} - Franklin Mutual Series Funds-29 - Franklin Mutual European Fund	Oct. 01, 2020 USD ($)
Class A
Expense Example:
1 year	$ 674
3 years	936
5 years	1,219
10 years	2,021
Class C
Expense Example:
1 year	307
3 years	640
5 years	1,098
10 years	2,369
Class R
Expense Example:
1 year	157
3 years	486
5 years	839
10 years	1,834
Class R6
Expense Example:
1 year	95
3 years	299
5 years	519
10 years	1,154
Class Z
Expense Example:
1 year	106
3 years	331
5 years	574
10 years	$ 1,271